Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Vineyard in process	$ 193,050	$ 304,067	$ 232,436
Wine in process	613,039	539,380	747,862
Finished wine	9,340	23,467	11,003
Clothes and accessories	222,028	224,965
Other	74,341	71,381	42,594
Total	$ 1,111,798	$ 1,163,260	$ 1,033,895